Offerings - Offering: 1	Sep. 09, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 13,278,452	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,032.93	[2]
Offering Note
(a)	Calculated as the aggregate maximum purchase price for shares of beneficial interest.

(b)	Calculated a t $153.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.

[1]	Calculated as the aggregate maximum purchase price for shares of beneficial interest.
[2]	Calculated a t $153.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.